Stock-Based Compensation (Details) - Schedule of stock option activity - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	11 Months Ended
	Jan. 27, 2021	Jun. 30, 2021	Dec. 31, 2020
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Number of Options, Outstanding Beginning balance	67,772,996	67,772,996	151,330,989
Weighted Average Exercise Price, Outstanding Beginning balance	$ 0.35	$ 0.35	$ 0.35
Weighted Average Remaining Contractual Life (Years), Outstanding Beginning balance			8 years 10 months 9 days
Aggregate Intrinsic Value, Outstanding Beginning balance	$ 885	$ 885	$ 2,197
Number of Options, Outstanding Ending balance			215,769,994
Weighted Average Exercise Price, Outstanding Ending balance			$ 0.35
Weighted Average Remaining Contractual Life (Years), Outstanding Ending balance			8 years 9 months
Aggregate Intrinsic Value, Outstanding Ending balance		$ 885	$ 885
Number of Options, Exercisable as of December 31, 2020			67,772,996
Weighted Average Exercise Price, Exercisable as of December 31, 2020			$ 0.35
Weighted Average Remaining Contractual Life (Years), Exercisable as of December 31, 2020			7 years 10 months 17 days
Aggregate Intrinsic Value, Exercisable as of December 31, 2020			$ 796
Number of Options, Vested and expected to vest as of December 31, 2020			167,962,999
Weighted Average Exercise Price, Vested and expected to vest as of December 31, 2020			$ 0.35
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest as of December 31, 2020			8 years 7 months 2 days
Aggregate Intrinsic Value, Vested and expected to vest as of December 31, 2020			$ 944
Number of Options, Granted		26,831,376	96,012,077
Weighted Average Exercise Price, Granted		$ 0.58	$ 0.34
Number of Options, Exercised		(18,871,140)	(383,994)
Weighted Average Exercise Price, Exercised		$ 0.32	$ 0.34
Aggregate Intrinsic Value, Exercised			$ 13
Number of Options, Expired/forfeited		(3,452,693)	(31,189,078)
Weighted Average Exercise Price, Expired/forfeited		$ 0.35	$ 0.32
STI Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Number of Options, Outstanding Beginning balance	35,932,116	35,932,116	7,485,000
Weighted Average Exercise Price, Outstanding Beginning balance	$ 0.35	$ 0.35	$ 0.36
Weighted Average Remaining Contractual Life (Years), Outstanding Beginning balance			9 years 5 months 15 days
Aggregate Intrinsic Value, Outstanding Beginning balance	$ 1,174	$ 1,174
Number of Options, Outstanding Ending balance			45,932,116
Weighted Average Exercise Price, Outstanding Ending balance			$ 0.35
Weighted Average Remaining Contractual Life (Years), Outstanding Ending balance			9 years 3 months 3 days
Aggregate Intrinsic Value, Outstanding Ending balance		$ 1,174	$ 1,174
Number of Options, Exercisable as of December 31, 2020			35,932,116
Weighted Average Exercise Price, Exercisable as of December 31, 2020			$ 0.35
Weighted Average Remaining Contractual Life (Years), Exercisable as of December 31, 2020			9 years 3 months 3 days
Aggregate Intrinsic Value, Exercisable as of December 31, 2020			$ 910
Number of Options, Vested and expected to vest as of December 31, 2020			45,013,474
Weighted Average Exercise Price, Vested and expected to vest as of December 31, 2020			$ 0.35
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest as of December 31, 2020			9 years 3 months 3 days
Aggregate Intrinsic Value, Vested and expected to vest as of December 31, 2020			$ 1,168
Number of Options, Granted	2,827,695	30,043,068	38,447,116
Weighted Average Exercise Price, Granted	$ 0.391	$ 0.97	$ 0.35
Weighted Average Remaining Contractual Life (Years), Granted
Aggregate Intrinsic Value, Granted
Number of Options, Exercised		(4,377,118)
Weighted Average Exercise Price, Exercised		$ 0.36
Weighted Average Remaining Contractual Life (Years), Exercised
Aggregate Intrinsic Value, Exercised
Number of Options, Expired/forfeited		(5,880,833)
Weighted Average Exercise Price, Expired/forfeited		$ 0.36
Weighted Average Remaining Contractual Life (Years), Expired/forfeited
Aggregate Intrinsic Value, Expired/forfeited